Shareholder Report, Line Graph (Details) 199149_Abacus FCF Real Assets Leaders ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Dec. 13, 2021	Jul. 31, 2026
Abacus FCF Real Assets Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Abacus FCF Real Assets Leaders ETF NAV
Accumulated Value	$ 14,585	$ 14,565	$ 12,571	$ 10,688	$ 10,000	$ 16,313
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	14,341	12,327	10,092	8,930	10,000	$ 17,146
S&P Real Assets Equity Index (Net TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Real Assets Equity Index (Net TR)
Accumulated Value	11,015	10,234	9,602	9,903	10,000	$ 13,286
Abacus FCF Real Assets Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Abacus FCF Real Assets Leaders Index
Accumulated Value	$ 14,429	$ 14,409	$ 12,482	$ 10,658	$ 10,000	$ 16,532